General Information (Details)	12 Months Ended
	Dec. 31, 2023 employee tranche item	Mar. 03, 2023	Dec. 31, 2021
Disclosure of detailed information about business combination [line items]
Number of Bases arounds the World | item	300
Number of employees | employee	150,000
Number of Countries | tranche	16
HPX Corporation [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		70.80%	100.00%